Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenue [line items]
Revenues	$ 12,731	$ 25,188	$ 44,808
Research tax credit	8,561	8,327	10,038
Subsidies and other	140	201	1,599
Other income	8,701	8,528	11,637
Total revenues and other income	21,432	33,715	56,444	$ 62,565
France [member]
Disclosure of revenue [line items]
Revenues	12,495	24,680	44,409
United States [member]
Disclosure of revenue [line items]
Revenues	$ 236	$ 508	$ 399